REVENUES - Narrative (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues
Rental income	Rp 3,300	Rp 2,487
Minimum
Revenues
Lease term	1 year
Maximum
Revenues
Lease term	10 years
Less than one year
Revenues
Unsatisfied performance obligations	Rp 6,391
More than one year
Revenues
Unsatisfied performance obligations	Rp 4,409